Investment Securities - Investment Securities Available for Sale (Parenthetical) (Detail)	Dec. 31, 2013 CreditScore
Investments Debt And Equity Securities [Abstract]
Minimum weighted average credit score of prime securities	725
Maximum loan-to-value of prime securities	80.00%